Accrued Expenses and Other Liabilities - Narrative (Detail) - USD ($)		3 Months Ended	6 Months Ended
	May 24, 2023	Jun. 30, 2023	Jun. 30, 2023	Jun. 30, 2022	Jan. 24, 2023	Dec. 31, 2022	Aug. 19, 2022	Dec. 31, 2021
Accrued bonuses							$ 10,100,000
Debt instrument carrying amount		$ 212,694,648	$ 212,694,648			$ 213,575,262
Class of warrant or right, exercise price of warrants or rights (in dollars per share)		$ 0.2	$ 0.2		$ 11.5
Common stock shares authorized (in shares)		1,000,000,000	1,000,000,000
Bonuses paid in Class A Common Stock	$ 4,900,000		$ 4,927,620	$ 0
BRIDGER AEROSPACE GROUP HOLDINGS, LLC [Member]
Accrued bonuses						3,087,000	10,100,000
Debt instrument carrying amount						$ 213,575,262		$ 62,739,273
2022 Bonds
Debt instrument carrying amount							$ 160,000,000
Public Warrants
Class of warrant or right, outstanding (in shares)		17,250,000	17,250,000		17,250,000
Number of trading days from the closing of business combination		30 days
Redemption price per warrant (in dollars per share)		$ 0.01
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Number of trading days from the date of notification to exercise the warrants		30 days
Common stock shares authorized (in shares)		17,250,000	17,250,000
Liabilities fair value disclosure		$ 3,450,000	$ 3,450,000
Public Warrants | Common Stock [Member]
Number of trading days for determining the share price		20 days
Number of consecutive trading days for determining the share price		30 days
Public Warrants | Minimum | Common Stock [Member]
Share price (in dollars per share)		$ 10	$ 10
Public Warrants | Maximum
Share price (in dollars per share)		18	18
Public Warrants | Maximum | Common Stock [Member]
Share price (in dollars per share)		18	$ 18
Public Warrants | Common Class A [Member]
Redemption price per warrant (in dollars per share)		$ 0.1
Private Placement Warrants
Class of warrant or right, outstanding (in shares)		9,400,000	9,400,000		9,400,000
Common stock shares authorized (in shares)		9,400,000	9,400,000
Liabilities fair value disclosure		$ 1,880,000	$ 1,880,000
JCIC Public Warrants
Class of warrant or right, outstanding (in shares)					17,250,000
JCIC Private Placement Warrants
Class of warrant or right, outstanding (in shares)					9,400,000